Share-based payments - Changes in Outstanding ELTIP and EDIP Awards (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EDIP | Time vesting shares
Changes in Outstanding ELTIP and EDIP Awards
Outstanding at beginning of year (in shares)	665	621	297
Granted (in shares)	105	199	486
Vested (fair value in 2024: $0.0 million, 2023: $11.2 million; 2022: $17.3 million) (in shares)	(139)	(155)	(162)
Forfeitures and cancellations (in shares)	(3)	0	0
Outstanding at end of year (in shares)	628	665	621
ELTIP | Time vesting and performance vesting shares
Changes in Outstanding ELTIP and EDIP Awards
Outstanding at beginning of year (in shares)	915	705	704
Granted (in shares)	573	395	280
Vested (fair value in 2024: $0.0 million, 2023: $11.2 million; 2022: $17.3 million) (in shares)	(333)	(185)	(279)
Forfeitures and cancellations (in shares)	(4)	0	0
Outstanding at end of year (in shares)	1,151	915	705
EDIP and ELTIP
Changes in Outstanding ELTIP and EDIP Awards
Fair value of awards vested	$ 14.2	$ 11.2	$ 17.3